Hod Maden and Other Investments in Associates - Summary of Investments Accounted For Using Equity Method (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Investments in associates accounted for using equity method	$ 84,589	$ 112,906
Hod Maden Associate [member]
Disclosure of associates [line items]
Investments in associates accounted for using equity method	63,313	96,666	$ 116,585
Entree Resources Limited [member]
Disclosure of associates [line items]
Investments in associates accounted for using equity method	$ 21,276	$ 16,240	$ 0